Fair Value (Assets Measured at Fair Value on Non-recurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	¥ 25,513	¥ 2,432	¥ 3,274
Intangible assets	674	405	3,378
Property, Plant and Equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on change in fair value	(242)	(1,763)	(2,397)
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on change in fair value	¥ (1,944)	(2,679)	(882)
Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on change in fair value		¥ (14,143)	¥ (18,456)